DERIVATIVE LIABILITY ON CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2019
DERIVATIVE LIABILITY ON CONVERTIBLE DEBT
NOTE 10. DERIVATIVE LIABILITY ON CONVERTIBLE DEBT
In September 2018, the Company entered into Securities Exchange Agreements and other agreements with holders of all convertible debt then outstanding to have such debt satisfied (which occurred effective October 4, 2018 – see Note 9). Accordingly, the Company reduced the then derivative liability from $255,294 at September 30, 2018 to $0.